Equity Capital Structure, Preferred Shares (Details)						3 Months Ended	10 Months Ended	12 Months Ended			21 Months Ended
		Oct. 17, 2019 shares	Oct. 10, 2019 USD ($) $ / shares	Nov. 21, 2017 shares	Sep. 22, 2017 shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jan. 23, 2020 $ / shares	Oct. 09, 2019 $ / shares
Preferred Shares [Abstract]
Carrying value						$ 7,612,108		$ 12,763,403	$ 7,612,108
Fair value of common shares issued in connection with the Series A Dividends Settlement Agreement			$ 967,800
Series A Preferred Shares dividend waived								3,379,589
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses						$ 0	$ 0	$ 112,637		$ 0
Number of preferred share purchase rights declared as dividend for each outstanding common share (in shares) | shares				1
Preferred shares, shares authorized (in shares) | shares						50,000,000		50,000,000	50,000,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Description								9.75% Cumulative Perpetual Redeemable
Initial issuance date								Sep. 22, 2017
Total shares outstanding (in shares) | shares						480,000		480,000	480,000
Liquidation preference per share (in dollars per share) | $ / shares	[1]		$ 30					$ 30					$ 25
Par value						$ 480		$ 480	$ 480
Dividend rate								Effective January 1, 2022- 9.75% per annum of the Cashless Redemption Price ($25) per share
Carrying value						2,740,480		$ 2,627,843	$ 2,740,480
Dividend rate					9.75%			9.75%	9.75%
Cumulative dividend in arrears											$ 4,300,000
Issuance of common shares (in shares) | shares					480,000
Series A Preferred Shares dividend waived								$ 3,379,589
Default dividend payment rate multiplier			1.30
Fixed default dividend payment rate multiplier			1.30
Redemption price in cash (in dollars per share) | $ / shares			$ 30
Redemption price (in dollars per share) | $ / shares			$ 25
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses								$ 112,637
Discount rate used to measure non-recurring fair value								16.60%
Accumulated, but not declared, due and overdue dividends						$ 2,668,770		$ 0	$ 2,668,770
Multiplier increase in dividend rate for dividend arrearage								1.30
Percentage of common stock price paid if redemption price is paid in common shares								90.00%
Threshold consecutive trading days								5 days
Series A Preferred Shares [Member] | Plan [Member]
Preferred Shares [Abstract]
Cashless redemption price (in dollars per share) | $ / shares												$ 25
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Initial issuance date								Sep. 22, 2017
Total shares outstanding (in shares) | shares						12,000		12,000	12,000
Liquidation preference per share (in dollars per share) | $ / shares								$ 0
Par value						$ 12		$ 12	$ 12
Carrying value						$ 12		$ 12	$ 12
Issuance of common shares (in shares) | shares					12,000
Voting power of each preferred share in number of common shares (in shares) | shares								100,000
Number of votes per share | Vote								100,000
Series C Preferred Shares [Member]
Preferred Shares [Abstract]
Total shares outstanding (in shares) | shares						0			0
Preferred shares, shares authorized (in shares) | shares						1,000,000			1,000,000
Common Shares [Member]
Preferred Shares [Abstract]
Issuance of common shares (in shares) | shares		300,000			2,400,000			618,112
Preferred Shares [Member]
Preferred Shares [Abstract]
Total shares outstanding (in shares) | shares						492,000		492,000	492,000
Par value						$ 492		$ 492	$ 492
Carrying value						$ 2,740,492		$ 2,627,855	$ 2,740,492
Preferred Shares [Member] | Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Issuance of common shares (in shares) | shares								0
Preferred Shares [Member] | Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Issuance of common shares (in shares) | shares								0
Retained Earnings [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived								$ 1,819,575
Retained Earnings [Member] | Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived								1,819,575
Additional Paid-in Capital [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived								1,560,014
Additional Paid-in Capital [Member] | Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Series A Preferred Shares dividend waived								$ 1,560,014

[1]	The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.